INTANGIBLE ASSETS AND GOODWILL 10K (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 8,470,000	$ 9,090,000
Accumulated amortization	(7,053,000)	(6,515,000)
Net book value	1,417,000	2,575,000
Purchased intangible assets	0	0
Future estimated amortization expense [Abstract]
2014	900,000
2015	300,000
2016	100,000
2017	100,000
Patents [Member] | USA Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,697,000	1,697,000
Accumulated amortization	(1,170,000)	(1,029,000)
Net book value	527,000	668,000
Estimated useful life	17 years
Trademarks [Member] | USA Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	48,000	48,000
Accumulated amortization	(41,000)	(38,000)
Net book value	7,000	10,000
Estimated useful life	7 years
Trademarks [Member] | Brazil Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,964,000	3,418,000
Accumulated amortization	(2,472,000)	(2,362,000)
Net book value	492,000	1,056,000
Estimated useful life	7 years
Customer Lists [Member] | USA Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,677,000	2,677,000
Accumulated amortization	(2,466,000)	(2,222,000)
Net book value	211,000	455,000
Estimated useful life	7 years
Customer Lists [Member] | Brazil Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,084,000	1,250,000
Accumulated amortization	(904,000)	(864,000)
Net book value	$ 180,000	$ 386,000
Estimated useful life	7 years